(logo)
AF
AQUINAS FUNDS

                           --------------------------
                               SEMI-ANNUAL REPORT
                           --------------------------

                            THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                          ---------------------------

                                 June 30, 1998

                          ---------------------------




(logo)
AQUINAS FUNDS
-------------------------------------------------------------------------------
DEAR                                                       AUGUST 1998
SHAREHOLDER:

I want to discuss three major topics with you in this letter:
         1) Catholic Values investing;
         2) Fund performance for the six months ended 6/30/98; and
         3) A new money market fund.

The Aquinas Funds are socially responsible mutual funds with a particular interest in Catholic Values. We are judged by the family values we support as well as our market performance. If a particular security seems out of place in our portfolio, investors and prospective investors understandably want to know why. The answer to this question is simple. Stock ownership provides us with a powerful voice - a right to be heard and petition for change. Without stock ownership most companies pay little, if any attention to you. On the other hand, we can name many companies that are better off today because they listened to their shareholders.


Like other mutual funds, when we believe a company has lost the financial potential to meet our paramount investment criterion, we normally sell all of our shares. Occasionally, we continue to hold only enough shares to allow us to file a shareholder proposal to correct problems that are in conflict with our Catholic Values. In order to have the best advantage (i.e., filing a shareholder proposal) with a company, the Securities and Exchange Commission
(SEC) rules state that we need to own shares of the company for one year. Because we do not want to be considered simply a pest or corporate gadfly, we try to hold more than the minimum shares unless the financial reward does not represent responsible money management. We used this strategy very effectively with DISNEY on the issue of sweatshops and broadcast media standards. We also use this strategy with a few other companies that we expect to repurchase in the future.

Our primary Catholic Values investment policies are based on the guidelines of the National Conference of Catholic Bishops. We do not debate the guidelines with the Bishops and it is not our role to lobby the Bishops on behalf of someone's personal agenda. In addition, we work on a number of social justice issues, which are of interest to a wide range of socially conscious investors. These issues include the environment, sweatshops, pornography and violence in the media, among others.

(logo)
AQUINAS FUNDS
--------------------------------------------------------------------------------
Interestingly, as we become increasingly successful financially, our success in promoting Catholic Values also grows stronger. The Aquinas Funds are listed on pro-abortion Internet web sites as a major reason why the French abortion pill (RU-486) has not been made available in the United States. As an investor, you can be proud of what your investment has enabled us to do. (Speaking of web sites, if you use the Internet, The Aquinas Funds can be found at www.aquinasfunds.com.)

As you know by now, the securities markets had three wonderful years in 1995, 1996 and 1997. In the first half of 1998, the market has resembled a roller coaster track. There is concern about the Asian crisis, the year 2000 problems with computers and computer chips and the ability of corporations to maintain record earnings. Our investment philosophy remains steadfast despite these concerns. We are long-term investors who are not swayed by the latest media frenzy to create headlines to get your attention. The U.S. economy is still solid with low inflation, low unemployment, a budget surplus and strong corporate cash flow.

Our best performer was Aquinas Equity Growth with a return of 16.5% for the first six months of the year. Our Balanced Fund had a return of 6.5% for the same time period. Aquinas Equity Income returned a respectable 5.0% for the first six months and Fixed Income had a return of 3.6%. The general stock market has been led by the S&P 500; however, a closer look at that index reveals that the top 100 stocks of the S&P 500 have led the charge and the other 400 stocks in that index have done very little. This means that the market is being influenced by a relatively small percentage of companies. In our opinion, this lack of diversification will limit the growth of the S&P 500 in the future.


-------------------------------------------------------------------------------

  TOTAL RETURNS              SIX     ONE       THREE YEAR      AVERAGE ANNUAL
  AS OF 6/30/97             MONTHS   YEAR    AVERAGE ANNUAL SINCE INCEPTION<F1>
-------------------------------------------------------------------------------
  Aquinas Equity Growth      16.5%   32.7%        27.5%            19.7%
-------------------------------------------------------------------------------
  Aquinas Balanced            6.5%   18.2%        17.1%            13.4%
-------------------------------------------------------------------------------
  Aquinas Equity Income       5.0%   18.2%        22.3%            18.3%
-------------------------------------------------------------------------------
  Aquinas Fixed Income        3.6%    9.4%         6.9%             6.1%
-------------------------------------------------------------------------------

<F1> Inception date: January 3, 1994. Returns shown include the reinvestment of dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


(logo)
AQUINAS FUNDS
-------------------------------------------------------------------------------
Our portfolios are widely diversified and we do not take concentration risks. We believe that this long-term view of investment alternatives will provide us with consistent returns and reduce the volatility of downward movement as a sector of the economy goes through a down cycle. Our range of Funds provides basic investment styles and our multi-manager approach for each Fund allows us to achieve our diversification objectives. We are proud that our Funds have received favorable review by various organizations over the last four years. In addition, we are pleased that we have been successful in providing a Catholic voice and view to corporate directors, who may have left their social conscience on the coat hook outside the boardroom door.

As stated in our April 1998 Prospectus, Aquinas has arranged to give you access to a Money Market Fund that can be used in conjunction with your existing Aquinas Funds account. You may set up an account through our Transfer Agent and get immediate transfer and exchange privileges. Call 1-877-AQUINAS (toll-free) and request a Money Market Fund Application and Prospectus.

Thank you for investing with us.

Sincerely,

/s/ Frank Rauscher

Frank Rauscher
President and CEO


(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

                                                 FIXED INCOME       EQUITY INCOME       EQUITY GROWTH          BALANCED
                                                     FUND                FUND                FUND                FUND
                                                    -----               -----               -----               -----

ASSETS:
  Investments at value (cost $37,874,927,
    $54,045,054, $32,331,350 and
    $25,801,436, respectively)                    $38,815,876        $66,455,961         $42,982,596       $29,575,802
  Interest and dividends receivable                   604,635            204,862              23,387           227,800
  Cash                                                      _             12,891                   _                 _
  Receivable for securities sold                            _            664,123             121,529           119,526
  Prepaid expenses                                     11,583             16,615              13,190             4,692
  Organizational expenses, net of
    accumulated amortization                            1,476              1,474               1,472             1,476
                                                   ----------         ----------          ----------        ----------

    Total Assets                                   39,433,570         67,355,926          43,142,174        29,929,296
                                                   ----------         ----------          ----------        ----------

LIABILITIES:
  Payable for securities purchased                          _            587,526              91,648           103,690
  Dividend payable                                    185,652            270,315                   _           179,753
  Accrued expenses                                     20,762             30,248              52,372           111,985
  Accrued investment advisory fee                      18,801             54,960              33,795            24,368
                                                   ----------         ----------          ----------        ----------

    Total Liabilities                                 225,215            943,049             177,815           419,796
                                                   ----------         ----------          ----------        ----------

NET ASSETS                                        $39,208,355        $66,412,877         $42,964,359       $29,509,500
                                                  ===========        ===========         ===========       ===========

NET ASSETS CONSIST OF:
  Capital stock                                    $      382         $      428          $      244        $      242
  Paid-in capital in excess of par                 37,840,984         45,684,204          30,077,870        23,614,411
  Undistributed net investment income                   5,046                  _                   _                 _
  Undistributed net realized gain
    on investments                                    420,994          8,317,338           2,234,999         2,120,481
  Net unrealized appreciation
    on investments                                    940,949         12,410,907          10,651,246         3,774,366
                                                   ----------         ----------          ----------        ----------

    NET ASSETS                                    $39,208,355        $66,412,877         $42,964,359       $29,509,500
                                                  ===========        ===========         ===========       ===========

CAPITAL STOCK, $.0001 PAR VALUE:
  Authorized                                      125,000,000        125,000,000         125,000,000       125,000,000
  Issued and outstanding                            3,823,156          4,281,199           2,437,760         2,421,240

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                               $10.26             $15.51              $17.62            $12.19
                                                       ======             ======              ======            ======

See notes to financial statements.


(LOGO)
AQUINAS FUNDS
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)


                                                 FIXED INCOME       EQUITY INCOME       EQUITY GROWTH          BALANCED
                                                     FUND                FUND                FUND                FUND
                                                    -----               -----               -----               -----

INVESTMENT INCOME:
  Interest                                         $1,196,154        $    61,808        $     48,594       $   394,385
  Dividends                                                 _            954,653              85,723           171,553
  Other income                                          3,800                  _                   _               500
                                                   ----------        -----------          ----------        ----------
                                                    1,199,954          1,016,461             134,317           566,438

EXPENSES:
  Investment advisory fees                            111,643            346,520             192,121           146,995
  Administration and fund accounting fees              30,778             57,327              31,776            24,317
  Shareholder servicing fees                           15,148             17,539              14,694            14,221
  Federal and state registration fees                   8,376             11,233               8,423             3,695
  Pricing fees                                          5,297              1,570               2,282             7,688
  Legal fees                                            3,388              5,578               2,697             2,557
  Other                                                 3,751              6,055               3,294             2,914
  Audit fees                                            3,382              6,294               3,402             2,764
  Reports to shareholders                               1,492              2,829               1,596             1,241
  Custody fees                                          2,825              3,071               4,555             5,951
  Amortization of organization expenses                 1,451              1,453               1,455             1,451
  Insurance                                               283                446                 199               213
                                                   ----------        -----------          ----------        ----------

  Total expenses before waiver                        187,814            459,915             266,494           214,007
  Waiver of fees                                      (1,930)                  _                   _           (7,345)
                                                   ----------        -----------          ----------        ----------
    Net Expenses                                      185,884            459,915             266,494           206,662
                                                   ----------        -----------          ----------        ----------

NET INVESTMENT INCOME (LOSS)                        1,014,070            556,546           (132,177)           359,776
                                                   ----------        -----------          ----------        ----------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                    546,051          8,267,297           2,342,117         2,090,100
  Change in unrealized appreciation/
    depreciation on investments                     (188,251)        (5,162,524)           3,687,271         (612,373)
                                                   ----------        -----------          ----------        ----------

    Net Gain on Investments                           357,800          3,104,773           6,029,388         1,477,727
                                                   ----------        -----------          ----------        ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                        $1,371,870         $3,661,319          $5,897,211        $1,837,503
                                                   ==========         ==========          ==========        ==========

See notes to financial statements.



(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS



                                                         FIXED INCOME                         EQUITY INCOME
                                                             FUND                                 FUND
                                                            -----                                 -----
                                                  Six Months                            Six Months
                                                    ended             Year                ended                Year
                                                June 30, 1998         ended           June 30, 1998           ended
                                                 (Unaudited)      Dec. 31, 1997        (Unaudited)        Dec. 31, 1997
                                                --------------   --------------       --------------      --------------
OPERATIONS:
  Net investment income (loss)                 $ 1,014,070       $  2,144,650       $     556,546        $   1,101,627
  Net realized gain on investments                 546,051            312,887           8,267,297            7,883,317
  Change in unrealized appreciation/
    depreciation on investments                  (188,251)            751,968         (5,162,524)            6,152,105
                                              ------------       ------------        ------------         ------------
    Net Increase in Net Assets Resulting
    from Operations                              1,371,870          3,209,505           3,661,319           15,137,049
                                              ------------       ------------        ------------         ------------

DISTRIBUTIONS OF:
  Net investment income                        (1,004,064)        (2,134,527)           (559,452)          (1,102,951)
  Net realized gains                                     _                  _                   _          (7,778,616)
                                              ------------       ------------        ------------         ------------
    Total Distributions                        (1,004,064)        (2,134,527)           (559,452)          (8,881,567)
                                              ------------       ------------        ------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    5,427,435         12,103,388           4,776,467           18,210,707
  Shares issued to holders in
    reinvestment of distributions                  754,039          1,989,387             272,023            8,413,974
  Shares redeemed                              (8,040,332)       (11,697,340)        (15,331,254)         (13,470,678)
                                              ------------       ------------        ------------         ------------
    Net Increase (Decrease)                    (1,858,858)          2,395,435        (10,282,764)           13,154,003
                                              ------------       ------------        ------------         ------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                   (1,491,052)          3,470,413         (7,180,897)           19,409,485

NET ASSETS:
  Beginning of period                           40,699,407         37,228,994          73,593,774           54,184,289
                                              ------------       ------------        ------------         ------------
  End of period                                $39,208,355        $40,699,407         $66,412,877          $73,593,774
                                              ============       ============        ============         ============


(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------


                                                        EQUITY GROWTH                           BALANCED
                                                             FUND                                 FUND
                                                            -----                                 -----
                                                  Six Months                            Six Months
                                                    ended             Year                ended                Year
                                                June 30, 1998         ended           June 30, 1998           ended
                                                 (Unaudited)      Dec. 31, 1997        (Unaudited)        Dec. 31, 1997
                                                --------------   --------------       --------------      --------------
OPERATIONS:
  Net investment income (loss)              $    (132,177)     $    (192,777)       $     359,776       $      704,614
  Net realized gain on investments               2,342,117          4,823,830           2,090,100            4,158,125
  Change in unrealized appreciation/
    depreciation on investments                  3,687,271          2,770,587           (612,373)              341,855
                                              ------------       ------------        ------------         ------------
    Net Increase in Net Assets Resulting
    from Operations                              5,897,211          7,401,640           1,837,503            5,204,594
                                              ------------       ------------        ------------         ------------

DISTRIBUTIONS OF:
  Net investment income                                  _                  _           (358,604)            (702,886)
  Net realized gains                                     _        (4,594,461)                   _          (4,125,005)
                                              ------------       ------------        ------------         ------------
    Total Distributions                                  _        (4,594,461)           (358,604)          (4,827,891)
                                              ------------       ------------        ------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    6,526,415         10,876,722           1,117,510            5,618,053
  Shares issued to holders in
    reinvestment of distributions                        _          4,482,036             174,922            4,470,988
  Shares redeemed                              (5,449,067)        (4,769,299)         (2,426,264)         (10,971,318)
                                              ------------       ------------        ------------         ------------
    Net Increase (Decrease)                      1,077,348         10,589,459         (1,133,832)            (882,277)
                                              ------------       ------------        ------------         ------------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                     6,974,559         13,396,638             345,067            (505,574)

NET ASSETS:
  Beginning of period                           35,989,800         22,593,162          29,164,433           29,670,007
                                              ------------       ------------        ------------         ------------
  End of period                                $42,964,359        $35,989,800         $29,509,500          $29,164,433
                                              ============       ============        ============         ============
See notes to financial statements.

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                           FIXED INCOME
                                                                               FUND
                                                                               -----

                                              Six Months
                                                ended           Year            Year            Year       Jan. 3, 1994 <F1>
                                            June 30, 1998       ended           ended          ended            through
                                             (Unaudited)    Dec. 31, 1997   Dec. 31, 1996  Dec. 31, 1995     Dec. 31, 1994
                                             ------------   ------------    ------------    ------------     ------------

Net Asset Value, Beginning of Period             $10.17          $9.90          $10.17          $9.24             $10.00

Income from Investment Operations:
  Net investment income                            0.28           0.55            0.54           0.54               0.46
  Net realized and unrealized
    gains (losses) on investments                  0.08           0.27          (0.27)           0.93             (0.77)
                                               --------       --------        --------       --------           --------
    Total from Investment Operations               0.36           0.82            0.27           1.47             (0.31)
                                               --------       --------        --------       --------           --------

Less Distributions:
  Dividends from net investment
    income                                       (0.27)         (0.55)          (0.54)         (0.54)             (0.45)
  Distributions from net realized gains               _              _               _              _                  _
                                               --------       --------        --------       --------           --------
    Total Distributions                          (0.27)         (0.55)          (0.54)         (0.54)             (0.45)
                                               --------       --------        --------       --------           --------

Net Asset Value, End of Period                   $10.26         $10.17           $9.90         $10.17              $9.24
                                                =======       ========        ========       ========           ========

Total Return<F2>                                  3.61%          8.54%           2.83%         16.26%            (3.09)%

Supplemental Data and Ratios:
  Net assets, end of period
    (in thousands)                              $39,208        $40,699         $37,229        $35,617            $28,147
Ratio to Average Net Assets of:<F3>
  Expenses, net of waivers and reimbursements     1.00%          0.99%           1.00%          0.98%              1.00%
  Expenses, before waivers and reimbursements     1.01%          1.05%           1.03%          0.98%              1.11%
  Net investment income, net of waivers and
    reimbursements                                5.45%          5.54%           5.44%          5.46%              4.84%
  Net investment income, before waivers and
    reimbursements                                5.44%          5.48%           5.41%          5.46%              4.73%
Portfolio turnover rate <F2>                        62%           102%            169%           126%               139%


(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------



                                                                          EQUITY INCOME
                                                                               FUND
                                                                               -----

                                              Six Months
                                                ended           Year            Year            Year       Jan. 3, 1994 <F1>
                                            June 30, 1998       ended           ended          ended            through
                                             (Unaudited)    Dec. 31, 1997   Dec. 31, 1996  Dec. 31, 1995     Dec. 31, 1994
                                             ------------   ------------    ------------    ------------     ------------

Net Asset Value, Beginning of Period             $14.89         $13.26          $11.83          $9.39             $10.00

Income from Investment Operations:
  Net investment income                            0.13           0.26            0.23           0.28               0.32
  Net realized and unrealized
    gains (losses) on investments                  0.62           3.40            2.18           3.03             (0.61)
                                               --------       --------        --------       --------           --------
    Total from Investment Operations               0.75           3.66            2.41           3.31             (0.29)
                                               --------       --------        --------       --------           --------

Less Distributions:
  Dividends from net investment
    income                                       (0.13)         (0.26)          (0.23)         (0.28)             (0.32)
  Distributions from net realized gains               _         (1.77)          (0.75)         (0.59)                  _
                                               --------       --------        --------       --------           --------
    Total Distributions                          (0.13)         (2.03)          (0.98)         (0.87)             (0.32)
                                               --------       --------        --------       --------           --------

Net Asset Value, End of Period                   $15.51         $14.89          $13.26         $11.83              $9.39
                                                =======       ========        ========       ========           ========

Total Return<F2>                                  5.01%         27.85%          20.43%         35.62%            (2.93)%

Supplemental Data and Ratios:
  Net assets, end of period
    (in thousands)                              $66,413        $73,594         $54,184        $42,102            $32,217
Ratio to Average Net Assets of:<F3>
  Expenses, net of waivers and reimbursements     1.33%          1.37%           1.40%          1.37%              1.45%
  Expenses, before waivers and reimbursements     1.33%          1.37%           1.40%          1.37%              1.45%
  Net investment income, net of waivers
     and reimbursements                           1.61%          1.74%           1.79%          2.47%              3.33%
  Net investment income, before waivers
     and reimbursements                           1.61%          1.74%           1.79%          2.47%              3.33%
Portfolio turnover rate <F2>                        30%            42%             32%            40%               106%



<F1> Commencement of operations.
<F2> Not annualized for the periods from January 3, 1994 through December 31, 1994 and January 1, 1998 through June 30, 1998.
<F3> Annualized for the periods from January 3, 1994 through December 31, 1994 and January 1, 1998 through June 30, 1998.

See notes to financial statements.




(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                           EQUITY INCOME
                                                                               FUND
                                                                               -----

                                              Six Months
                                                ended           Year            Year            Year       Jan. 3, 1994 <F1>
                                            June 30, 1998       ended           ended          ended            through
                                             (Unaudited)    Dec. 31, 1997   Dec. 31, 1996  Dec. 31, 1995     Dec. 31, 1994
                                             ------------   ------------    ------------    ------------     ------------

Net Asset Value, Beginning of Period             $15.12         $13.45          $12.13          $9.31             $10.00

Income from Investment Operations:
  Net investment income                          (0.05)           0.06          (0.06)         (0.01)               0.01
  Net realized and unrealized
    gains (losses) on investments                  2.55           3.81            2.84           2.83             (0.69)
                                               --------       --------        --------       --------           --------
    Total from Investment Operations               2.50           3.87            2.78           2.82             (0.68)
                                               --------       --------        --------       --------           --------

Less Distributions:
  Dividends from net investment
    income                                            _              _               _              _             (0.01)
  Distributions from net realized gains               _         (2.20)          (1.46)              _                  _
                                               --------       --------        --------       --------           --------
    Total Distributions                               _         (2.20)          (1.46)              _             (0.01)
                                               --------       --------        --------       --------           --------

Net Asset Value, End of Period                   $17.62         $15.12          $13.45         $12.13              $9.31
                                                =======       ========        ========       ========           ========

Total Return<F2>                                 16.53%         28.97%          22.90%         30.29%            (6.78)%

Supplemental Data and Ratios:
  Net assets, end of period
    (in thousands)                              $42,964        $35,990         $22,593        $15,912            $10,104
Ratio to Average Net Assets of:<F3>
  Expenses, net of waivers and reimbursements     1.39%          1.49%           1.50%          1.50%              1.50%
  Expenses, before waivers and reimbursements     1.39%          1.49%           1.54%          1.61%              1.76%
  Net investment income, net of waivers
    and reimbursements                           (0.69)%        (0.66)%         (0.55)%        (0.10)%              0.14%
  Net investment income, before waivers
    and reimbursements                           (0.69)%        (0.66)%         (0.59)%        (0.21)%            (0.12)%
Portfolio turnover rate <F2>                        41%           104%            112%           102%                98%


(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------


                                                                             BALANCED
                                                                               FUND
                                                                               -----

                                              Six Months
                                                ended           Year            Year            Year       Jan. 3, 1994 <F1>
                                            June 30, 1998       ended           ended          ended            through
                                             (Unaudited)    Dec. 31, 1997   Dec. 31, 1996  Dec. 31, 1995     Dec. 31, 1994
                                             ------------   ------------    ------------    ------------     ------------
Net Asset Value, Beginning of Period             $11.58         $11.53          $11.03          $9.43             $10.00

Income from Investment Operations:
  Net investment income                            0.15           0.31            0.26           0.32               0.26
  Net realized and unrealized
    gains (losses) on investments                  0.61           1.95            1.41           1.84             (0.57)
                                               --------       --------        --------       --------           --------
    Total from Investment Operations               0.76           2.26            1.67           2.16             (0.31)
                                               --------       --------        --------       --------           --------

Less Distributions:
  Dividends from net investment
    income                                       (0.15)         (0.30)          (0.26)         (0.33)             (0.26)
  Distributions from net realized gains               _         (1.91)          (0.91)         (0.23)                  _
                                               --------       --------        --------       --------           --------
    Total Distributions                          (0.15)         (2.21)          (1.17)         (0.56)             (0.26)
                                               --------       --------        --------       --------           --------

Net Asset Value, End of Period                   $12.19         $11.58          $11.53         $11.03              $9.43
                                                =======       ========        ========       ========           ========

Total Return<F2>                                  6.54%         19.91%          15.29%         23.14%            (3.06)%

Supplemental Data and Ratios:
  Net assets, end of period
    (in thousands)                              $29,510        $29,164         $29,670        $26,779            $30,114
Ratio to Average Net Assets of:<F3>
  Expenses, net of waivers and reimbursements     1.41%          1.45%           1.44%          1.46%              1.49%
  Expenses, before waivers and reimbursements     1.46%          1.52%           1.49%          1.46%              1.49%
  Net investment income, net of waivers and
    reimbursements                                2.45%          2.44%           2.23%          2.93%              2.75%
  Net investment income, before waivers and
    reimbursements                                2.40%          2.37%           2.18%          2.93%              2.75%
Portfolio turnover rate <F2>                        50%            94%            111%           118%               111%

(1) Commencement of operations.
(2) Not annualized for the periods from January 3, 1994 through December 31, 1994 and January 1, 1998 through June 30, 1998.
(3) Annualized for the periods from January 3, 1994 through December 31, 1994 and January 1, 1998 through June 30, 1998.

See notes to financial statements.


(LOGO)
AQUINAS FUNDS
--------------------------------------------------------------------------------

FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


Principal
 Amount                                                       Value
---------                                                     ------

               FIXED INCOME BONDS 92.6%

               ASSET-BACKED SECURITIES 13.4%
   $850,000    Amresco Residential Securities
               Mortgage Loan Trust,
               8.075%, 4/25/26                         $   929,296
    300,000    Amresco Residential Securities
               Mortgage Loan Trust,
               7.615%, 3/25/27                             308,187
    275,000    Amresco Residential Securities
               Mortgage Loan Trust,
               7.05%, 4/25/27                              284,427
    300,000    California Infrastructure SCA 97-1A5,
               6.28%, 9/25/05                              302,640
    375,000    Chase Manhattan Auto Owner Trust,
               6.25%, 11/15/00                             376,942
    525,000    First USA Credit Card Master Trust,
               5.798%, 2/17/05                             524,890
    160,762    Ford Credit Auto Trust,
               6.50%, 11/15/99                             161,122
    310,787    IMC Home Equity Loan Trust 1997-4 A,
               6.1837%, 10/20/27                           311,191
    375,000    MBNA Master Credit Card Trust,
               6.60%, 11/15/04                             386,685
    400,000    Olympic Auto Trust,
               6.625%, 12/15/02                            407,192
    375,000    Providian Master Trust, 97-4A,
               6.25%, 6/15/07                              377,944
    500,000    Saxon Asset Securities Trust 97-3 AF6,
               6.73%, 2/25/27                              506,035
    375,000    UCFC Home Equity Loan Trust,
               7.825%, 12/15/27                            400,305
                                                        ----------
                                                         5,276,856
                                                        ----------

               CORPORATE BONDS 51.6%
    467,000    American Express Credit Corp.,
               8.50%, 6/15/99                              477,932

Principal
 Amount                                                       Value
---------                                                     ------

               CORPORATE BONDS 51.6% (CONT'D.)
   $525,000    Associates Corp. of North America,
               7.75%, 2/15/05                             $567,210
    500,000    BarclaysAmerican Corp.,
               7.875%, 8/15/98                             500,985
    400,000    Bear Stearns Corp.,
               6.75%, 12/15/07                             408,500
    655,000    Bellsouth Capital Funding,
               6.04%, 11/15/26                             664,052
    600,000    Citicorp,
               8.00%, 2/1/03                               642,588
    375,000    Coca-Cola Enterprises, Inc.,
               7.00%, 10/1/26                              401,651
    600,000    Commercial Credit Co.,
               7.875%, 2/1/25                              711,672
    420,000    Compania Telecom Chile,
               7.625%, 7/15/06                             432,768
    400,000    Corporation Andina de Fomento,
               7.10%, 2/1/03                               406,720
    350,000    El Paso Natural Gas Co.,
               6.75%, 11/15/03                             358,389
    350,000    First Maryland Bancorp,
               7.20%, 7/1/07                               370,482
    800,000    Ford Motor Credit,
               8.375%, 1/15/00                             828,448
    629,000    General Electric Capital Corp.,
               8.30%, 9/20/09                              733,452
    600,000    General Motors Acceptance Corp.,
               8.875%, 6/1/10                              721,962
    400,000    Global Marine, Inc.,
               7.125%, 9/1/07                              415,724
    550,000    Grand Metropolitan Investment PLC,
               7.45%, 4/15/35                              613,145
    650,000    Heller Financial Corp.,
               6.25%, 3/1/01                               649,304
    850,000    Household Finance Corp.,
               7.125%, 4/30/99                             857,539

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


Principal
 Amount                                                      Value
---------                                                    ------

               CORPORATE BONDS 51.6% (CONT'D.)
   $190,000    Lasmo, Inc.,
               7.30%, 11/15/27 callable               $    200,007
    850,000    Lehman Brothers, Inc.,
               8.80%, 3/1/15                             1,012,784
    400,000    Lockheed Martin Corp.,
               6.85%, 5/15/01                              408,032
    830,000    Motorola, Inc.,
               6.50%, 9/1/25                               861,001
    350,000    Nabisco, Inc.,
               7.55%, 6/15/15                              364,840
    300,000    NationsBank Corp.,
               8.57%, 11/15/24                             375,699
    590,000    New Jersey Bell Telephone Co.,
               7.85%, 11/15/29                             704,501
    500,000    Norwest Financial, Inc.,
               6.00%, 8/1/99                               500,330
    500,000    Pacific Gas & Electric Co.,
               7.67%, 12/15/98                             503,490
    380,000    Penney (J.C.) & Co.,
               7.40%, 4/1/37                               417,210
    385,000    Rodamco NV,
               7.30%, 5/15/05                              412,470
    400,000    Rollins Truck Leasing Corp.,
               7.00%, 3/15/01                              408,760
    400,000    Saloman, Inc.,
               7.30%, 5/15/02                              415,680
    650,000    Southern California Edison Co.,
               5.60%, 12/15/98                             649,331
    420,000    Tenneco, Inc.,
               8.075%, 10/1/02                             447,187
    880,000    WMX Technologies, Inc.,
               6.65%, 5/15/05                              881,725
    900,000    Xerox Corp.,
               5.875%, 6/15/37                             906,390
                                                        ----------
                                                        20,231,960
                                                        ----------


Principal
 Amount                                                       Value
---------                                                     ------

               U.S. GOVERNMENT AGENCIES 8.6%
$   400,000    Federal Farm Credit,
               6.35%, 10/22/01                         $   400,372
    589,133    FHLMC, Pool 555316,
               9.00%, 6/1/19                               626,325
    195,617    FNCL, Pool 50940,
               6.00%, 11/1/23                              190,421
    475,000    FNMA, 4.875%, 10/15/98                      474,093
    400,000    FNMA, 6.08%, 9/3/03                         399,432
    350,000    FNR 1998-17,
               6.50%, 1/18/26                              348,327
    300,000    Guaranteed Export Certificates,
               6.28%, 6/15/04                              303,414
    600,000    Tennessee Valley Authority,
               6.235%, 7/15/45                             620,568
                                                        ----------
                                                         3,362,952
                                                        ----------

               U.S. TREASURY OBLIGATIONS 19.0%
    930,000    U.S. Treasury Bond,
               8.00%, 11/15/21                           1,197,924
    400,000    U.S. Treasury Note,
               5.625%, 11/30/98                            400,532
    400,000    U.S. Treasury Note,
               6.25%, 8/31/00                              405,764
     40,000    U.S. Treasury Note,
               6.50%, 5/31/02                               41,304
  1,310,000    U.S. Treasury Note,
               6.25%, 6/30/02                            1,341,990
    930,000    U.S. Treasury Note,
               7.50%, 2/15/05                            1,028,692
  2,260,000    U.S. Treasury Note,
               7.00%, 7/15/06                            2,467,197
    270,000    U.S. Treasury Strips,
               2/15/20                                      78,592
  1,860,000    U.S. Treasury Strips,
               11/15/21                                    491,058
                                                        ----------
                                                         7,453,053
                                                        ----------

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


Principal
 Amount                                                    Value
---------                                                  ------

               Total Fixed Income Bonds
               (cost $35,383,872)                      $36,324,821
                                                        ----------


               SHORT-TERM INVESTMENTS 6.4%
 $2,000,000    Associates Corp. Commercial Paper,
               5.85%, 7/1/98                             2,000,000
    491,055    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 4.0%             491,055
                                                        ----------

               Total Short-term Investments
               (cost $2,491,055)                         2,491,055
                                                        ----------

               Total Investments 99.0%
               (cost $37,874,927)                       38,815,876

               Other assets
               less liabilities 1.0%                       392,479
                                                        ----------
               NET ASSETS 100.0%                       $39,208,355
                                                        ==========

               See notes to financial statements.



(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                  Value
----------                                                -------
               COMMON STOCKS 96.8%

               AEROSPACE 0.9%
     13,200    The Boeing Company                      $   588,225
                                                        ----------

               APPAREL 2.4%
     13,300    VF Corp.                                    684,119
     20,600    The Warnaco Group, Inc.                     874,213
                                                        ----------
                                                         1,558,332
                                                        ----------

               AUTOMOTIVE RELATED
               INDUSTRIES 3.8%
     13,200    Chrysler Corp.                              744,150
     18,700    Dana Corp.                                1,000,450
     13,200    Ford Motor Co.                              778,800
                                                        ----------
                                                         2,523,400
                                                        ----------

               BANKING 4.5%
      5,800    Bankers Trust New York Corp.                673,163
      9,500    Chase Manhattan Corp.                       717,250
     23,700    PNC Bank Corp.                            1,275,356
      5,000    Union Planters Corp.                        294,063
                                                        ----------
                                                         2,959,832
                                                        ----------

               BREWERIES 1.1%
     15,200    Anheuser-Busch Cos., Inc.                   717,250
                                                        ----------

               BUILDING MATERIALS 0.8%
      8,300    Armstrong World Industries, Inc.            559,212
                                                        ----------

               BUSINESS SERVICES 1.7%
     33,700    First Data Corp.                          1,122,631
                                                        ----------

               Chemicals 5.3%
     13,600    B.F. Goodrich Co.                           674,900
      6,800    Dow Chemical Co.                            657,475
      7,000    The Lubrizol Corp.                          211,750

 Number
of Shares                                                   Value
---------                                                  -------
               CHEMICALS 5.3% (CONT'D.)
     21,700    Mallinckrodt, Inc.                      $   644,219
     14,400    Union Carbide Corp.                         768,600
     18,900    Westvaco Corp.                              533,925
                                                        ----------
                                                         3,490,869
                                                        ----------

               COMPUTER EQUIPMENT 2.8%
     16,100    International Business
               Machines Corp.                            1,848,481
                                                        ----------

               COMPUTER SERVICES 2.1%
     34,500    Electronic Data Systems Corp.             1,380,000
                                                        ----------

               CONSTRUCTION 1.9%
     24,600    Fluor Corp.                               1,254,600
                                                        ----------

               CONSUMER PRODUCTS 1.1%
     14,900    American Greetings Corp., Class A           758,969
                                                        ----------

               CONSUMER SERVICES 1.4%
     39,916    Jostens, Inc.                               962,974
                                                        ----------
               DRUGS 2.1%
     13,000    American Home Products Corp.                672,750
     16,300    Pharmacia & Upjohn, Inc.                    751,837
                                                        ----------
                                                         1,424,587
                                                        ----------

               ELECTRIC UTILITIES 5.5%
     16,400    DTE Energy Co.                              662,150
     27,610    Duke Energy Corp.                         1,635,893
     30,600    PP&L Resources, Inc.                        694,237
     30,400    Washington Water Power Co.                  682,100
                                                        ----------
                                                         3,674,380
                                                        ----------

               ELECTRONICS 3.7%
     32,400    AMP, Inc.                                 1,113,750
      8,300    General Electric Co.                        755,300


(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                  Value
----------                                                -------
               ELECTRONICS 3.7% (CONT'D.)
     16,600    General Signal Corp.                    $   597,600
                                                        ----------
                                                         2,466,650
                                                        ----------

               FINANCIAL SERVICES 3.2%
     30,200    Capstead Mortgage Corp.                     252,925
     12,000    Marsh & McLennan Cos., Inc.                 725,250
     23,500    SLM Holding Corp.                         1,151,500
                                                        ----------
                                                         2,129,675
                                                        ----------

               FOOD 3.2%
     30,500    Supervalu, Inc.                           1,353,437
     29,100    Sysco Corp.                                 745,688
                                                        ----------
                                                         2,099,125
                                                        ----------

               FUNERAL SERVICES 1.4%
     22,000    Service Corp. International                 943,250
                                                        ----------

               HOLDING COMPANIES 2.7%
     19,100    Public Service Enterprise Group, Inc.       657,756
     48,400    RJR Nabisco Holdings Corp.                1,149,500
                                                        ----------
                                                         1,807,256
                                                        ----------

               HOSPITAL MANAGEMENT AND
               SERVICES 0.6%
     13,500    Columbia/HCA Healthcare Corp.               393,187
                                                        ----------

               INSURANCE 5.3%
      9,300    CIGNA Corp.                                 641,700
      3,450    General Re Corp.                            874,575
     17,800    MBIA, Inc.                                1,332,775
     14,900    Ohio Casualty Corp.                         659,325
                                                        ----------
                                                         3,508,375
                                                        ----------

               LEISURE 2.0%
     53,900    Brunswick Corp.                           1,334,025
                                                        ----------

 Number
of Shares                                                   Value
----------                                                 ------
               MANUFACTURING 1.5%
     19,600    Cummins Engine Co., Inc.                 $1,004,500
                                                        ----------

               MINING 1.7%
     20,000    Newmont Mining Corp.                        472,500
     10,900    Phelps Dodge Corp.                          623,344
                                                        ----------
                                                         1,095,844
                                                        ----------

               NATURAL GAS UTILITIES 3.9%
     31,200    El Paso Natural Gas Co.                   1,193,400
     17,100    NICOR, Inc.                                 686,138
     18,400    Peoples Energy Corp.                        710,700
                                                        ----------
                                                         2,590,238
                                                        ----------

               OFFICE EQUIPMENT 0.9%
     14,000    Harris Corp.                                625,625
                                                        ----------

               OIL AND GAS 13.9%
     16,400    Amoco Corp.                                 682,650
     10,400    Atlantic Richfield Co.                      812,500
     20,892    Burlington Resources, Inc.                  899,662
      9,000    Chevron Corp.                               747,563
     22,500    EVI Weatherford, Inc.*                      835,313
      8,200    Kerr-McGee Corp.                            474,575
     24,500    Occidental Petroleum Corp.                  661,500
     44,800    R&B Falcon Corp.*                         1,013,600
     12,500    Repsol SA-ADR                               687,500
     18,900    Texaco, Inc.                              1,128,094
     19,700    Ultramar Diamond Shamrock Corp.             621,781
     20,300    Williams Cos., Inc.                         685,125
                                                        ----------
                                                         9,249,863
                                                        ----------

               PRINTING AND PUBLISHING 2.2%
     41,400    Deluxe Corp.                              1,482,635
                                                        ----------

               RETAIL 0.9%
      8,500    Penney (J.C.) Co., Inc.                     614,656
                                                        ----------

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                   Value
----------                                                 -------
               SEMICONDUCTORS 1.6%
     14,500    Intel Corp.                            $  1,074,813
                                                        ----------

               STEEL/IRON 1.8%
     13,600    Nucor Corp.                                 625,600
     17,400    USX-US Steel Group, Inc.                    574,200
                                                        ----------
                                                         1,199,800
                                                        ----------

               TELECOMMUNICATIONS 5.7%
     14,600    Bell Atlantic Corp.                         666,125
     18,200    GTE Corp.                                 1,012,375
     20,000    SBC Communications, Inc.                    800,000
     10,400    Southern New England
               Telecommunications Corp.                    681,200
     13,000    US West Communications Group                611,000
                                                        ----------
                                                         3,770,700
                                                        ----------

               TEXTILES 0.9%
     12,400    Springs Industries, Inc., Class A           571,950
                                                        ----------

               TOBACCO PRODUCTS 1.1%
     18,800    Philip Morris Cos., Inc.                    740,250
                                                        ----------

               TRANSPORTATION 1.2%
     18,000    GATX Corp.                                  789,750
                                                        ----------

               Total Common Stocks
               (cost $51,871,452)                       64,315,909
                                                        ----------



Principal
 Amount                                                     Value
----------                                                 -------
               CONVERTIBLE BONDS 0.9%

 $  610,000    QUANTUM CORP.,
               7.00%, 8/1/04
               (COST $610,000)                       $     576,450

               SHORT-TERM INVESTMENTS 2.4%

  1,563,602    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 4.0%
               (cost $1,563,602)                         1,563,602
                                                        ----------

               Total Investments 100.1%
               (cost $54,045,054)                       66,455,961

               Liabilities, less other
               assets (0.1%)                              (43,084)
                                                        ----------

               NET ASSETS 100.0%                       $66,412,877
                                                        ==========

       *Non-income producing security
       See notes to financial statements.


(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                   Value
----------                                                 -------
               COMMON STOCKS 94.6%

               ADVERTISING 0.7%
      5,900    Omnicom Group, Inc.                     $   294,263
                                                        ----------

               AUTOMOTIVE AND RELATED
               INDUSTRIES 1.6%
     12,800    CSK Auto Corp.*                             323,200
      5,100    Federal-Mogul Corp.                         344,250
                                                        ----------
                                                           667,450
                                                        ----------

               BANKING 5.0%
      3,800    BankAmerica Corp.                           328,462
     17,900    Charter One Financial, Inc.                 603,006
      4,000    Chase Manhattan Corp.                       302,000
      7,000    Star Banc Corp.                             447,125
      9,600    U.S. Bancorp                                412,800
      2,146    Washington Federal, Inc.                     59,283
                                                        ----------
                                                         2,152,676
                                                        ----------

               BUSINESS SERVICES 9.5%
     18,100    Accustaff, Inc.*                            565,625
      4,400    Administaff, Inc.*                          202,950
      6,400    Cognizant Corp.*                            403,200
     17,200    Fiserv, Inc.*                               730,462
     12,400    Maximus, Inc.*                              361,925
      4,300    NOVA Corp.*                                 153,725
     30,180    Outdoor Systems, Inc.*                      845,040
      8,475    Paychex, Inc.                               344,827
      7,400    PMT Services, Inc.*                         188,238
      5,700    Quintiles Transnational Corp.*              280,369
                                                        ----------
                                                         4,076,361
                                                        ----------

               COMMUNICATIONS 3.3%
      5,400    Cisco Systems, Inc.*                        497,137
     13,100    Harmonic Lightwaves, Inc.*                  201,412
     17,600    Scientific-Atlanta, Inc.                    446,600
      3,800    Tellabs, Inc.*                              272,175
                                                        ----------
                                                         1,417,324
                                                        ----------

 Number
of Shares                                                   Value
----------                                                 -------
               COMPUTER SERVICES 2.4%
      6,050    Computer Horizons Corp.*                $   224,228
      7,400    Data Processing Resources Corp.*            229,862
     15,300    Sungard Data Systems, Inc.*                 587,138
                                                        ----------
                                                         1,041,228
                                                        ----------

               COMPUTER SOFTWARE 7.6%
      5,400    BMC Software, Inc.*                         280,462
      7,000    Cadence Design Systems                      218,750
     10,000    CBT Group PLC-ADR*                          535,000
      7,800    Computer Associates
               International, Inc.                         433,387
     12,200    HBO & Company                               430,050
      6,700    Microsoft Corp.*                            726,113
      7,800    Transaction Systems Architects, Inc.*       300,300
      7,100    Visio Corp.*                                339,025
                                                        ----------
                                                         3,263,087
                                                        ----------

               CONSUMER PRODUCTS 1.0%
     13,600    Westpoint Stevens, Inc.*                    448,800
                                                        ----------

               CONSUMER SERVICES 1.0%
     11,800    Pittston Brink's Group                      435,125
                                                        ----------

               DRUGS 2.6%
      5,500    Jones Pharma, Inc.                          182,188
      1,800    Merck & Co., Inc.                           240,750
      3,000    Pfizer, Inc.                                326,063
      4,000    Schering-Plough Corp.                       366,500
                                                        ----------
                                                         1,115,501
                                                        ----------

               ELECTRONICS 1.6%
      6,400    General Electric Co.                        582,400
      1,900    Hewlett-Packard Co.                         113,762
                                                        ----------
                                                           696,162
                                                        ----------

               ENTERTAINMENT 0.7%
      4,100    SFX Entertainment, Inc.*                    188,088

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                   Value
----------                                                 -------
               ENTERTAINMENT 0.7% (CONT'D.)
      1,000    Walt Disney Co.                         $   105,062
                                                        ----------
                                                           293,150
                                                        ----------

               FINANCIAL SERVICES 5.4%
      7,200    Capital One Financial Corp.                 894,150
      9,400    Finova Group, Inc.                          532,275
      2,500    Merrill Lynch & Co., Inc.                   230,625
      4,750    SunAmerica, Inc.                            272,828
      6,150    Travelers Group, Inc.                       372,844
                                                        ----------
                                                         2,302,722
                                                        ----------

               FOOD 2.1%
      5,200    Bestfoods                                   301,925
      2,500    Coca-Cola Company                           213,750
      9,400    Safeway, Inc.*                              382,463
                                                        ----------
                                                           898,138
                                                        ----------

               FUNERAL SERVICES 0.8%
     13,400    Equity Corp. International*                 321,600
                                                        ----------

               HEALTH CARE EQUIPMENT AND
               SUPPLIES 2.3%
      9,400    Abbott Laboratories                         384,225
      4,500    Biomet, Inc.                                148,781
      1,900    Guidant Corp.                               135,494
      8,700    Omnicare, Inc.                              331,688
                                                        ----------
                                                         1,000,188
                                                        ----------

               HOME FURNISHINGS 1.1%
      9,300    Furniture Brands International, Inc.*       260,981
      9,000    Miller (Herman), Inc.                       218,813
                                                        ----------
                                                           479,794
                                                        ----------

               HOSPITAL MANAGEMENT AND
               SERVICES 1.9%
      9,328    Concentra Managed Care, Inc.*               242,528
     10,300    Healthsouth Corp.*                          274,881
      4,700    Health Management Associates*               157,156

Number
of Shares                                                   Value
----------                                                 -------
               HOSPITAL MANAGEMENT AND
               SERVICES 1.9% (CONT'D.)
      4,600    Tenet Healthcare Corp.*                  $  143,750
                                                        ----------
                                                           818,315
                                                        ----------

               HOTELS 0.6%
     15,200    Host Marriott Corp.*                        270,750
                                                        ----------

               HOUSEHOLD PRODUCTS 1.5%
      4,000    Clorox Co.                                  381,500
      3,000    Procter & Gamble Co.                        273,188
                                                        ----------
                                                           654,688
                                                        ----------

               INDUSTRIAL 0.5%
      4,600    Allied-Signal, Inc.                         204,125
                                                        ----------

               INFORMATION SYSTEMS 1.4%
     16,000    Affiliated Computer Services, Inc.*         616,000
                                                        ----------

               INSURANCE 4.1%
      2,800    Allstate Corporation                        256,375
      3,200    American International Group, Inc.          467,200
      2,700    MGIC Investment Corp.                       154,069
      6,900    Reliastar Financial Corp.                   331,200
      4,000    The Equitable Companies, Inc.               299,750
      4,300    UNUM Corp.                                  238,650
                                                        ----------
                                                         1,747,244
                                                        ----------

               MANUFACTURING 5.2%
     13,400    Danaher Corp.                               491,612
     10,200    Gentex Corp.*                               184,875
      4,800    Johnson Controls, Inc.                      273,900
      4,900    Owens-Illinois, Inc.*                       219,275
     12,200    Sybron International Corp.*                 308,050
      8,000    Tyco International Ltd.                     504,000
      4,000    Waters Corp.*                               235,750
                                                        ----------
                                                         2,217,462
                                                        ----------



(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS  (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                   Value
----------                                                 -------
               MEDIA 1.9%
      6,400    A.H. Belo Corp.                          $  156,000
     10,600    Capstar Broadcasting Corp.*                 266,325
      2,200    Chancellor Media Corp.*                     109,244
      2,800    Clear Channel
               Communications, Inc.*                       305,550
                                                        ----------
                                                           837,119
                                                        ----------

               NATURAL GAS UTILITIES 0.8%
      6,000    Columbia Energy Group                       333,750
                                                        ----------

               OFFICE EQUIPMENT 1.3%
     10,300    Boise Cascade Office Products Corp.*        159,650
      6,100    United Stationers, Inc.*                    394,975
                                                        ----------
                                                           554,625
                                                        ----------

               OIL AND GAS 6.2%
      4,500    Barrett Resources Corp.*                    168,469
      8,000    Cooper Cameron Corp.*                       408,000
     22,400    Cross Timbers Oil Co.                       427,000
     23,200    Global Industries, Ltd.*                    391,500
      6,400    Halliburton Co.                             285,200
      6,200    McDermott International, Inc.               213,513
      6,300    Sante Fe International Corp.                190,575
      2,800    Schlumberger Ltd.                           191,275
     11,400    Williams Cos., Inc.                         384,750
                                                        ----------
                                                         2,660,282
                                                        ----------

               REAL ESTATE 0.4%
      6,100    FelCor Suite Hotels, Inc.                   191,388
                                                        ----------

               RESTAURANTS 2.4%
     17,900    Brinker International, Inc.*                344,575
     12,800    Starbucks Corp.*                            684,000
                                                        ----------
                                                         1,028,575
                                                        ----------

               RETAIL 12.9%
      9,500    Abercrombie & Fitch Co.*                    418,000
      5,900    Bed Bath and Beyond, Inc.*                  305,694



               RETAIL 12.9% (CONT'D.)
      6,300    BJ's Wholesale Club, Inc.*             $    255,937
     18,100    Borders Group, Inc.*                        669,700
      2,950    Cardinal Health, Inc.                       276,562
      8,600    Costco Cos., Inc.*                          542,337
     12,600    Fingerhut Cos., Inc.                        415,800
      7,800    Fred Meyer, Inc.*                           331,500
      8,800    General Nutrition Cos., Inc.*               273,900
      4,650    Home Depot, Inc.                            386,241
      4,800    Mattel, Inc.                                203,100
      9,900    Michaels Stores, Inc.*                      349,284
      3,300    Nordstrom, Inc.                             254,925
     11,400    Office Depot, Inc.*                         359,813
      9,500    Staples, Inc.*                              274,906
      3,900    Whole Foods Market, Inc.*                   235,950
                                                        ----------
                                                         5,553,649
                                                        ----------

               SEMICONDUCTORS 0.3%
      1,900    Intel Corp.                                 140,837
                                                        ----------

               TELECOMMUNICATIONS 3.7%
      6,600    Airtouch Communications, Inc.*              385,687
      7,100    AT&T Corp.                                  405,588
      3,900    Lucent Technologies, Inc.                   324,431
     10,100    WorldCom, Inc.*                             489,219
                                                        ----------
                                                         1,604,925
                                                        ----------

               WASTE DISPOSAL 0.8%
      6,915    Waste Management, Inc.*                     341,428
                                                        ----------

               Total Common Stock
               (cost $30,027,485)                       40,678,731
                                                        ----------


Principal
 Amount                                                     Value
---------                                                  -------
               SHORT-TERM INVESTMENTS 5.4%

 $2,303,865    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 4.0%
               (cost $2,303,865)                      $  2,303,865
                                                        ----------

               Total Investments 100.0%
               (cost $32,331,350)                       42,982,596

               Liabilities, less
               other assets (0.0%)                        (18,237)
                                                        ----------

               NET ASSETS 100.0%                       $42,964,359
                                                        ==========

               *Non-income producing security
               See notes to financial statements.



(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                   Value
----------                                                 -------
               COMMON STOCKS 57.4%

               AEROSPACE 0.4%
      2,300    The Boeing Company                         $102,494
                                                        ----------

               APPAREL 0.9%
      2,200    VF Corp.                                    113,163
      3,500    The Warnaco Group, Inc.                     148,531
                                                        ----------
                                                           261,694
                                                        ----------

               AUTOMOTIVE RELATED
               INDUSTRIES 2.2%
      4,100    CSK Auto Corp.*                             103,525
      2,200    Chrysler Corp.                              124,025
      3,300    Dana Corp.                                  176,550
      1,700    Federal-Mogul Corp.                         114,750
      2,300    Ford Motor Co.                              135,700
                                                        ----------
                                                           654,550
                                                        ----------

               BANKING 2.8%
      1,000    Bankers Trust New York Corp.                116,062
      5,200    Charter One Financial, Inc.                 175,175
      1,700    Chase Manhattan Corp.                       128,350
      4,100    PNC Bank Corp.                              220,631
      2,100    Star Banc Corp.                             134,138
        900    Union Planters Corp.                         52,931
                                                        ----------
                                                           827,287
                                                        ----------

               BREWERIES 0.4%
      2,500    Anheuser-Busch Cos., Inc.                   117,969
                                                        ----------

               BUILDING MATERIALS 0.3%
      1,500    Armstrong World Industries, Inc.            101,062
                                                        ----------

               BUSINESS SERVICES 3.5%
      2,600    Accustaff, Inc.*                             81,250
      1,400    Administaff, Inc.*                           64,575
      5,800    First Data Corp.                            193,212

 Number
of Shares                                                   Value
----------                                                 -------
               BUSINESS SERVICES 3.5% (CONT'D.)
      3,300    Fiserv, Inc.*                           $   140,147
      4,000    Maximus, Inc.*                              116,750
      1,000    NOVA Corp.*                                  35,750
      8,868    Outdoor Systems, Inc.*                      248,304
      2,782    Paychex, Inc.                               113,193
      2,000    PMT Services, Inc.*                          50,875
                                                        ----------
                                                         1,044,056
                                                        ----------

               CHEMICALS 2.1%
      2,400    B.F. Goodrich Co.                           119,100
      1,200    Dow Chemical Co.                            116,025
      1,300    The Lubrizol Corp.                           39,325
      3,900    Mallinckrodt, Inc.                          115,781
      2,500    Union Carbide Corp.                         133,438
      3,400    Westvaco Corp.                               96,050
                                                        ----------
                                                           619,719
                                                        ----------

               COMMUNICATIONS 0.7%
      3,800    Harmonic Lightwaves, Inc.*                   58,425
      5,200    Scientific-Atlanta, Inc.                    131,950
                                                        ----------
                                                           190,375
                                                        ----------

               COMPUTER EQUIPMENT 1.1%
      2,900    International Business
               Machines Corp.                              332,956
                                                        ----------

               COMPUTER SERVICES 1.9%
      2,000    Computer Horizons Corp.*                     74,125
      2,400    Data Processing Resources Corp.*             74,550
      6,100    Electronic Data Systems Corp.               244,000
      4,600    Sungard Data Systems, Inc.*                 176,525
                                                        ----------
                                                           569,200
                                                        ----------

               COMPUTER SOFTWARE 0.8%
      3,000    CBT Group PLC-ADR*                          160,500
      2,300    Transaction Systems Architects, Inc.*        88,550
                                                        ----------
                                                           249,050
                                                        ----------


(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                   Value
----------                                                 -------
               CONSTRUCTION 0.7%
      4,100    Fluor Corp.                                $209,100
                                                        ----------

               CONSUMER PRODUCTS 0.9%
      2,500    American Greetings Corp., Class A           127,344
      4,400    Westpoint Stevens, Inc.*                    145,200
                                                        ----------
                                                           272,544
                                                        ----------

               CONSUMER SERVICES 1.0%
      6,368    Jostens, Inc.                               153,628
      3,800    Pittston Brink's Group                      140,125
                                                        ----------
                                                           293,753
                                                        ----------

               DRUGS 1.1%
      2,400    American Home Products Corp.                124,200
      1,700    Jones Pharma, Inc.                           56,312
      2,900    Pharmacia & Upjohn, Inc.                    133,762
                                                        ----------
                                                           314,274
                                                        ----------

               ELECTRIC UTILITIES 2.0%
      2,800    DTE Energy Co.                              113,050
      4,386    Duke Energy Corp.                           259,870
      4,800    PP&L Resources, Inc.                        108,900
      4,900    Washington Water Power Co.                  109,944
                                                        ----------
                                                           591,764
                                                        ----------

               ELECTRONICS 1.6%
      5,300    AMP, Inc.                                   182,187
      2,000    General Electric Co.                        182,000
      2,900    General Signal Corp.                        104,400
                                                        ----------
                                                           468,587
                                                        ----------

               ENTERTAINMENT 0.2%
      1,200    SFX Entertainment, Inc.*                     55,050
                                                        ----------

               FINANCIAL SERVICES 2.6%
      2,100    Capital One Financial Corp.                 260,794
      5,900    Capstead Mortgage Corp.                      49,412


 Number
of Shares                                                   Value
----------                                                 -------
               FINANCIAL SERVICES 2.6% (CONT'D.)
      2,800    Finova Group, Inc.                         $158,550
      1,500    Marsh & McLennan Cos., Inc.                  90,656
      4,100    SLM Holding Corp.                           200,900
                                                        ----------
                                                           760,312
                                                        ----------

               FOOD 1.2%
      5,300    Supervalu, Inc.                             235,188
      4,900    Sysco Corp.                                 125,563
                                                        ----------
                                                           360,751
                                                        ----------

               FUNERAL SERVICES 0.6%
      4,200    Equity Corp. International*                100,800
      2,000    Service Corp. International                  85,750
                                                        ----------
                                                           186,550
                                                        ----------

               HEALTH CARE EQUIPMENT
               AND SUPPLIES 0.3%
      2,600    Omnicare, Inc.                               99,125
                                                        ----------

               HOLDING COMPANIES 1.1%
      3,300    Public Service Enterprise Group, Inc.       113,644
      8,500    RJR Nabisco Holdings Corp.                  201,875
                                                        ----------
                                                           315,519
                                                        ----------

               HOME FURNISHINGS 0.5%
      2,800    Furniture Brands International, Inc.*        78,575
      2,800    Miller (Herman), Inc.                        68,075
                                                        ----------
                                                           146,650
                                                        ----------

               HOSPITAL MANAGEMENT
               AND SERVICES 0.5%
      2,400    Columbia/HCA Healthcare Corp.                69,900
      2,735    Concentra Managed Care, Inc.*                71,110
                                                        ----------
                                                           141,010
                                                        ----------

               HOTELS 0.3%
      4,400    Host Marriott Corp.*                         78,375
                                                        ----------

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                   Value
----------                                                 -------

               INFORMATION SYSTEMS 0.6%
      4,600    Affiliated Computer Services, Inc.*        $177,100
                                                        ----------

               INSURANCE 2.3%
      1,600    CIGNA Corp.                                 110,400
        600    General Re Corp.                            152,100
      2,800    MBIA, Inc.                                  209,650
      2,600    Ohio Casualty Corp.                         115,050
      2,000    Reliastar Financial Corp.                    96,000
                                                        ----------
                                                           683,200
                                                        ----------

               LEISURE 0.8%
      8,900    Brunswick Corp.                             220,275
                                                        ----------

               MANUFACTURING 1.9%
      3,400    Cummins Engine Co., Inc.                    174,250
      4,200    Danaher Corp.                               154,087
      2,900    Gentex Corp.*                                52,562
      3,700    Sybron International Corp.*                  93,425
      1,400    Waters Corp.*                                82,513
                                                        ----------
                                                           556,837
                                                        ----------

               MEDIA 0.8%
      3,900    Capstar Broadcasting Corp.*                  97,987
        600    Chancellor Media Corp.*                      29,794
      1,000    Clear Channel
               Communications, Inc.*                       109,125
                                                        ----------
                                                           236,906
                                                        ----------

               MINING 0.6%
      3,000    Newmont Mining Corp.                         70,875
      1,900    Phelps Dodge Corp.                          108,656
                                                        ----------
                                                           179,531
                                                        ----------

               NATURAL GAS UTILITIES 1.6%
      6,000    El Paso Natural Gas Co.                     229,500
      2,900    NICOR, Inc.                                 116,362
      3,100    Peoples Energy Corp.                        119,738
                                                        ----------
                                                           465,600
                                                        ----------

Number
of Shares                                                   Value
----------                                                 -------
               OFFICE EQUIPMENT 1.0%
      2,900    Boise Cascade Office Products
               Corp.*                                  $    44,950
      2,400    Harris Corp.                                107,250
      2,000    United Stationers, Inc.*                    129,500
                                                        ----------
                                                           281,700
                                                        ----------

               OIL AND GAS 6.9%
      2,600    Amoco Corp.                                 108,225
      1,800    Atlantic Richfield Co.                      140,625
      1,500    Barrett Resources Corp.*                     56,156
      3,660    Burlington Resources, Inc.                  157,609
      1,500    Chevron Corp.                               124,594
      2,300    Cooper Cameron Corp.*                       117,300
      6,500    Cross Timbers Oil Co.                       123,906
      4,000    EVI Weatherford, Inc.*                      148,500
      6,600    Global Industries, Ltd.*                    111,375
      1,400    Kerr-McGee Corp.                             81,025
      4,500    Occidental Petroleum Corp.                  121,500
      8,000    R&B Falcon Corp.*                           181,000
      2,100    Repsol SA-ADR                               115,500
      1,100    Santa Fe International Corp.                 33,275
      3,000    Texaco, Inc.                                179,063
      3,400    Ultramar Diamond Shamrock Corp.             107,313
      3,400    Williams Cos., Inc.                         114,750
                                                        ----------
                                                         2,021,716
                                                        ----------

               PRINTING AND PUBLISHING 0.9%
      7,500    Deluxe Corp.                                268,594
                                                        ----------

               REAL ESTATE 0.2%
      2,000    FelCor Suite Hotels, Inc.                    62,750
                                                        ----------

               RESTAURANT 0.6%
      5,200    Brinker International, Inc.*                100,100
      1,700    Starbucks Corp.*                             90,844
                                                        ----------
                                                           190,944
                                                        ----------
(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


 Number
of Shares                                                   Value
----------                                                 -------
               RETAIL 2.9%
      2,800    Abercrombie & Fitch Co.*                   $123,200
      1,800    Bed Bath and Beyond, Inc.*                   93,262
        600    BJ's Wholesale Club, Inc.*                   24,375
      3,600    Borders Group, Inc.*                        133,200
      3,600    Fingerhut Cos., Inc.                        118,800
      2,800    General Nutrition Cos., Inc.*                87,150
      3,000    Michaels Stores, Inc.*                      105,844
      1,500    Penney (J.C.) Co., Inc.                     108,469
      1,200    Whole Foods Market, Inc.*                    72,600
                                                        ----------
                                                           866,900
                                                        ----------

               SEMICONDUCTORS 0.7%
      2,800    Intel Corp.                                 207,550
                                                        ----------

               STEEL/IRON 0.5%
      1,200    Nucor Corp.                                  55,200
      2,900    USX-U.S. Steel Group, Inc.                   95,700
                                                        ----------
                                                           150,900
                                                        ----------

               TELECOMMUNICATIONS 2.3%
      2,600    Bell Atlantic Corp.                         118,625
      3,100    GTE Corp.                                   172,437
      4,000    SBC Communications, Inc.                    160,000
      1,700    Southern New England
               Telecommunications Corp.                    111,350
      2,400    U.S. West Communications Group              112,800
                                                        ----------
                                                           675,212
                                                        ----------

               TEXTILES 0.3%
      2,100    Springs Industries, Inc., Class A            96,863
                                                        ----------

               TOBACCO PRODUCTS 0.3%
      2,500    Philip Morris Cos., Inc.                     98,438
                                                        ----------

               TRANSPORTATION 0.5%
      3,200    GATX Corp.                            $     140,400
                                                        ----------
               Total Common Stocks
               (cost $13,462,130)                       16,945,192
                                                        ----------


Principal
 Amount


               FIXED INCOME BONDS  37.3%

               ASSET-BACKED SECURITIES 5.4%
   $225,000    Amresco Residential Securities
               Mortgage Loan Trust,
               8.075%, 4/25/26                             245,990
    150,000    Amresco Residential Securities
               Mortgage Loan Trust,
               7.615%, 3/25/27                             154,093
    100,000    Amresco Residential Securities
               Mortgage Loan Trust,
               7.05%, 4/25/27                              103,428
     80,000    California Infrastructure SCA 97-1A5,
               6.28%, 9/25/05                               80,704
    120,000    Citibank Credit Card Master Trust,
               1998-1 Class A, 5.75%, 1/15/03              120,010
    175,000    First USA Credit Card Master Trust,
               5.798%, 2/17/05                             174,963
     66,984    Ford Credit Auto Trust,
               6.50%, 11/15/99                              67,134
     80,382    IMC Home Equity Loan Trust 1997-4 A,
               6.1837%, 10/20/27                            77,798
    150,000    The Money Store Home Equity,
               7.55%, 2/15/20                              155,315
    125,000    Olympic Auto Trust,
               6.625%, 12/15/02                            127,248
    125,000    Providian Master Trust 97-4A,
               6.25%, 6/15/07                              125,981

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


Principal
 Amount                                                     Value
----------                                                 -------
               ASSET-BACKED SECURITIES 5.4% (CONT'D.)
   $100,000    Saxon Asset Securities Trust 97-3 AF6,
               6.73%, 2/25/27                          $   101,207
     50,000    UCFC Home Equity Loan Trust,
               7.825%, 12/15/27                             53,374
                                                        ----------
                                                         1,587,245
                                                        ----------

               CORPORATE BONDS 23.2%
    225,000    Associates Corp. of North America,
               7.75%, 2/15/05                              243,090
    225,000    BarclaysAmerican Corp.,
               7.875%, 8/15/98                             225,443
    120,000    Bear Stearns Corp.,
               6.75%, 12/15/07                             122,550
    150,000    Bellsouth Capital Funding,
               6.04%, 11/15/26                             152,073
    200,000    Citicorp,
               8.11%, 11/4/04                              222,088
    281,000    Coca-Cola Enterprises, Inc.,
               7.00%, 10/1/26                              300,971
    130,000    Commercial Credit Co.,
               7.875%, 2/1/25                              154,196
    120,000    Compania Telecom Chile,
               7.625%, 7/15/06                             123,648
    100,000    Corporation Andina de Fomento,
               7.10%, 2/1/03                               101,680
    100,000    El Paso Natural Gas Co.,
               6.75%, 11/15/03                             102,397
    100,000    First Maryland Bancorp,
               7.20%, 7/1/07                               105,852
    150,000    General Motors Acceptance Corp.,
               8.875%, 6/1/10                              180,490
    100,000    Global Marine, Inc.,
               7.125%, 9/1/07                              103,931
    225,000    Grand Metropolitan Investment PLC,
               7.45%, 4/15/35                              250,832
    150,000    GTE Florida, Inc.,
               6.31%, 12/15/02                             150,711

Principal
 Amount                                                     Value
----------                                                 -------
               CORPORATE BONDS 23.2% (CONT'D.)
   $260,000    Household Finance Corp.,
               7.125%, 4/30/99                            $262,306
    250,000    IBM Credit Corp.,
               5.79%, 3/20/00                              249,973
    100,000    Lasmo, Inc.,
               7.30%, 11/15/27 callable                    105,267
    220,000    Lehman Brothers, Inc.,
               8.80%, 3/1/15                               262,132
    120,000    Lockheed Martin Corp.,
               6.85%, 5/15/01                              122,410
    250,000    Motorola,
               6.50%, 9/1/25                               259,338
    100,000    Nabisco, Inc.,
               7.55%, 6/15/15                              104,240
    150,000    NationsBank Corp.,
               8.57%, 11/15/24                             187,850
    175,000    New Jersey Bell Telephone Co.,
               7.85%, 11/15/29                             208,962
     60,000    Norfolk Southern Corp.,
               6.95%, 5/1/02                                61,892
    200,000    Norwest Financial, Inc.,
               6.00%, 8/1/99                               200,132
    250,000    Pacific Gas & Electric Co.,
               7.67%, 12/15/98                             251,745
    250,000    Penney (J.C.) & Co.,
               7.40%, 4/1/37                               274,480
    165,000    Private Export Funding,
               5.50%, 3/15/01                              164,010
    115,000    Rodamco NV,
               7.30%, 5/15/05                              123,205
    150,000    Rollins Truck Leasing Corp.,
               7.00%, 3/15/01                              153,285
    100,000    Salomon, Inc.,
               7.30%, 5/15/02                              103,920
    300,000    Southern California Edison Co.,
               5.60%, 12/15/98                             299,691

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1998 (UNAUDITED)


Principal
 Amount                                                     Value
----------                                                 -------
               CORPORATE BONDS 23.2% (CONT'D.)
   $130,000    Tenneco, Inc.,
               8.075%, 10/1/02                         $   138,415
    250,000    Virginia Electric & Power Co.,
               9.30%, 6/9/99                               257,340
    250,000    Wal-Mart Stores,
               6.125%, 10/1/99                             251,015
    250,000    WMX Technologies, Inc.,
               7.10%, 8/1/26                               255,640
                                                        ----------
                                                         6,837,200
                                                        ----------

               U.S. GOVERNMENT AGENCIES 2.6%
    125,000    Federal Farm Credit,
               6.35%, 10/22/01                             125,116
    201,988    FHLMC #555316,
               9.0%, 6/01/19                               214,740
     50,000    FNMA, Series 1993-191, Class PH,
               6.00%, 5/25/08                               50,273
    100,000    FNR 1998-17,
               6.50%, 1/18/26                               99,522
      5,691    GNMA, Pool 031096,
               9.50%, 6/15/09                                6,147
    133,824    Guaranteed Export Certificates,
               6.28%, 6/15/04                              124,935
    150,000    Tennessee Valley Authority,
               6.235%, 7/15/45                             155,142
                                                        ----------
                                                           775,875
                                                        ----------

               U.S. TREASURY OBLIGATIONS 6.1%
    255,000    U.S. Treasury Bond,
               8.00%, 11/15/21                             328,463
    100,000    U.S. Treasury Note,
               6.25%, 8/31/00                              101,441
     80,000    U.S. Treasury Note,
               6.50%, 5/31/02                               82,609
    350,000    U.S. Treasury Note,
               6.25%, 6/30/02                              358,547

Principal
 Amount                                                     Value
----------                                                 -------
               U.S. TREASURY OBLIGATIONS 6.1% (CONT'D.)
   $100,000    U.S. Treasury Note,
               7.50%, 2/15/05                        $     110,612
    580,000    U.S. Treasury Note,
               7.00%, 7/15/06                              633,174
    690,000    U.S. Treasury Strips,
               11/15/21                                    182,167
                                                        ----------
                                                         1,797,013
                                                        ----------

               Total Fixed Income Bonds
               (cost $10,696,679)                       10,997,333
                                                        ----------

               CONVERTIBLE BONDS 0.5%

    170,000    Quantum Corp.,
               7.00%, 8/1/04
               (cost $170,000)                             160,650
                                                        ----------

               SHORT-TERM INVESTMENTS 5.0%

    500,000    Associates Corp. Commercial Paper,
               5.85%, 7/1/98                               500,000
    972,627    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 4.0%             972,627
                                                        ----------

               Total Short-term Investments
               (cost $1,472,627)                      $  1,472,627
                                                        ----------

               Total Investments 100.2%
               (cost $25,801,436)                      $29,575,802

               Liabilities, less
               other assets (0.2%)                        (66,302)
                                                        ----------

               Net Assets 100.0%                       $29,509,500
                                                        ==========

               *Non-income producing security
               See notes to financial statements.


(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
(UNAUDITED)

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Equity Income, Equity Growth and Balanced Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. The Funds are managed by Aquinas Investment Advisers, Inc. (the "Adviser") and commenced operations on January 3, 1994.

Costs incurred with the organization, initial registration and public offering of shares aggregating $12,959 for each of the Fixed Income, Equity Income, Equity Growth and Balanced Funds have been paid by the Funds. These costs were deferred and are being amortized over a period of not more than five years from the Funds' commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder or any transferee will be reduced by a pro rata portion of any then unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes _ No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.


(logo)
AQUINAS FUNDS
-------------------------------------------------------------------------------
d) Distributions to Shareholders - All of the Funds except the Fixed Income Fund pay dividends of net investment income quarterly. The Fixed Income Fund pays dividends of net investment income monthly. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at June 30, 1998, reclassifications were recorded to increase (decrease) undistributed net investment income by $(7,039), $(256), $132,177 and $(3,119); increase (decrease) accumulated net realized gain on investments by $7,735, $954, $(131,418) and $3,817; and decrease paid-in capital in excess of par by $696, $698, $759 and $698 for the Fixed Income, Equity Income, Equity Growth and Balanced Funds, respectively.

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date plus one. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield maturity method.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Each Fund has entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; and 1.00% for the Equity Income, Equity Growth and Balanced Funds.

The Adviser voluntarily agreed to waive its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.00% of the average daily net assets of the Fixed Income Fund and 1.50% of the average daily net assets of the Equity Income, Equity Growth and Balanced Funds, respectively, computed on a daily basis. For the six months ended June 30, 1998, expenses of $1,930 were waived by the Adviser in the Fixed Income Fund.

Sunstone Financial Group, Inc. (the "Administrator") may periodically volunteer to reduce all or a portion of its administrative fee with respect to one or more of the Funds. These waivers may be terminated at any time at the Administrator's discretion. The Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield of that Fund to be higher than it would be in the absence of such reduction. For the six months ended June 30, 1998, administrative fees of $7,345 were waived in the Balanced Fund.

(logo)
AQUINAS FUNDS
-------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS
  Transactions in shares of the Funds for the six months ended June 30, 1998, were as follows:

                                             Fixed Income        Equity Income     Equity Growth      Balanced
                                                 Fund                Fund               Fund            Fund
                                                 -----               -----             -----            -----

    Shares sold                                 530,794              306,185          393,045           93,355
    Shares issued to holders in
      reinvestment of distributions              73,908               16,710               (4)          14,178
    Shares redeemed                            (783,893)            (984,815)        (336,315)        (205,323)
                                             ----------           ----------       ----------      -----------
      Net Increase (Decrease)                  (179,191)            (661,920)          56,726          (97,790)
                                             ==========           ==========       ==========       ==========


    Transactions in shares of the Funds for the year ended December 31, 1997, were as follows:

                                             Fixed Income        Equity Income     Equity Growth      Balanced
                                                 Fund                Fund               Fund            Fund
                                                 -----               -----             -----            -----

    Shares sold                               1,210,288            1,147,801          702,133          450,990
    Shares issued to holders in
      reinvestment of distributions             199,942              569,804          299,005          373,535
    Shares redeemed                          (1,167,624)            (861,145)        (299,619)        (878,695)
                                             ----------           ----------       ----------      -----------
    Net Increase (Decrease)                     242,606              856,460          701,519          (54,170)
                                             ==========           ==========       ==========       ==========


5.  INVESTMENT TRANSACTIONS
    The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended
    June 30, 1998, were as follows:

                                             Fixed Income        Equity Income     Equity Growth      Balanced
                                                 Fund                Fund               Fund            Fund
                                                 -----               -----             -----            -----

    Purchases
      U.S. Government                       $ 5,668,641                    -                -       $  4,680,641
      Other                                  15,765,451          $20,539,488      $15,663,363        9,145,645
    Sales
      U.S. Government                        13,824,052                    -                -         4,477,919
      Other                                   8,527,110           26,685,660       15,204,996       10,773,579


    At June 30, 1998, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $37,874,927, $54,071,407, $32,350,727 and $25,807,087 were as follows:

                                             Fixed Income        Equity Income     Equity Growth      Balanced
                                                 Fund                Fund               Fund            Fund
                                                 -----               -----             -----            -----

    Appreciation                               $958,863          $15,586,903      $11,264,249       $4,427,853
    (Depreciation)                              (17,914)          (3,202,349)        (632,380)        (659,138)
                                             ----------           ----------       ----------      -----------
    Net Appreciation on Investments            $940,949          $12,384,554      $10,631,869       $3,768,715
                                             ==========           ==========       ==========       ==========



(LOGO)
AF

THE AQUINAS FUNDS, INC.
P.O. Box 419533
Kansas City, MO 64141-6533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.